Major Customer And Geographic Information (Tables)	12 Months Ended
Dec. 31, 2020
Major Customer And Geographic Information [Abstract]
Schedule Of Revenues By Geographic Areas	REVENUES ARE ATTRIBUTED TO GEOGRAPHIC AREAS BASED ON LOCATION OF THE END CUSTOMERS AS FOLLOWS:

	Year ended December 31,
	2020	2019	2018
North America	$1,500,577	$1,260,487	$979,165
Asia-Pacific	961,794	1,029,635	791,821
Israel	1,106,560	1,064,789	740,232
Europe	818,770	853,656	737,051
Latin America	140,133	158,059	192,406
Other	134,738	141,774	243,009
	$4,662,572	$4,508,400	$3,683,684

Schedule Of Revenues By Areas Of Operations	REVENUES ARE GENERATED BY THE FOLLOWING AREAS OF OPERATIONS:

	Year ended December 31,
	2020	2019	2018
Airborne systems	$1,650,406	$1,617,243	$1,470,082
C4ISR systems	1,145,719	1,161,480	1,130,092
Land systems	1,258,894	1,228,348	649,141
Electro-optic systems	475,896	374,359	333,855
Other (*)	131,657	126,970	100,514
	$4,662,572	$4,508,400	$3,683,684

(*)    Mainly non-defense engineering and production services.

Schedule Of Major Customer Data	MAJOR CUSTOMER DATA AS A PERCENTAGE OF TOTAL REVENUES:

	Year ended December 31,
	2020	2019	2018
IMOD	21%	15%	13%
U.S. Government	22%	18%	17%

Schedule Of Long Lived Assets By Geographic Areas	LONG-LIVED ASSETS BY GEOGRAPHIC AREAS:

	Year ended December 31,
	2020	2019	2018
Israel	$1,642,801	$1,621,653	$1,541,195
U.S.	536,164	501,985	245,865
Other	205,014	278,834	161,481
	$2,383,979	$2,402,472	$1,948,541